Subsequent Events (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 17, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Additional borrowed		$ 200,000
Outstanding promissory note - related party		$ 800,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Additional loan	$ 2,500,000